Property and equipment, net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
FF Intelligent Mobility Global Holdings Ltd [Member]
Property and equipment, net (Tables) [Line Items]
Schedule of Property and Equipment, Net
	June 30, 2021	December 31, 2020
Land	$13,043	$13,043
Buildings	21,899	21,899
Building improvements	8,940	8,940
Computer hardware	4,058	4,058
Tooling, machinery, and equipment	5,475	5,451
Vehicles	583	583
Computer software	7,095	7,095
Leasehold improvements	298	298
Construction in process	246,817	251,633
Less: Accumulated depreciation	(20,490)	(19,067)
Total property and equipment, net	$287,718	$293,933

	2020	2019
Land	$13,043	$13,043
Buildings	21,899	21,891
Building improvements	8,940	8,940
Computer hardware	4,058	4,058
Machinery and equipment	5,451	5,375
Vehicles	583	583
Computer software	7,095	7,095
Leasehold improvements	298	298
Construction in process	251,633	247,133
Less: Accumulated depreciation	(19,067)	(15,890)
Total property and equipment, net	$293,933	$292,526